Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments, fair value
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2021 and 2020:

		Assets			Liabilities
Type of Derivative	Balance Sheets Location	2021	2020	Balance Sheets Location	2021	2020
Derivatives designated as hedging instruments
Cash Flow hedge
Forward contracts	Other receivables	$660	$—	Accrued payroll and other liabilities	$(51)	$(1,264)
Cross-currency interest rate swap	Derivative instruments	107,386	86,534	Derivative instruments	(2,898)	(6,194)
Call spread	Derivative instruments	—	21,858	Derivative instruments	—	—
Coupon-only swap	Derivative instruments	—	3,591	Derivative instruments	—	—
Subtotal		108,046	111,983		(2,949)	(7,458)
Derivatives not designated as hedging instruments
Call spread	Derivative instruments	4,791	3,798	Derivative instruments	—	—
Coupon-only swap	Derivative instruments	—	202	Derivative instruments	(7,555)	(5,017)
Call Spread + Coupon-only swap	Derivative instruments	8,194	6,620	Derivative instruments	(12,473)	(8,050)
Subtotal		12,985	10,620		(20,028)	(13,067)
Total derivative instruments		$121,031	$122,603		$(22,977)	$(20,525)

Schedule of derivative instruments	The following table presents information related to the terms of the agreements:
Derivatives designated as hedging instruments (continued)

Cash flow hedge (continued)

Cross-currency interest rate swap (continued)

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
JP Morgan Chase Bank, N.A.	BRL	108,000	13%	$	35,390	4.38%	March 31/ September 30	September 2023
JP Morgan Chase Bank, N.A.	BRL	98,670	13%	$	30,000	6.02%	March 31/ September 30	September 2023
Citibank N.A.	BRL	94,200	13%	$	30,000	6.29%	March 31/ September 30	September 2023
Citibank N.A.	BRL	112,738	13%	$	20,049	8.08%	March 31/ September 30	September 2023
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
BAML (i)	BRL	156,250	13.64%	$	50,000	6.91%	March 31/ September 30	April 2027
Banco Santander S.A.	BRL	155,500	13.77%	$	50,000	6.91%	June 30/ December 31	September 2023

(i)Bank of America Merrill Lynch Banco Múltiplo S.A.
The following table presents information related to the terms of the agreements:

Bank	Nominal Amount		Strike price		Maturity
	Currency	Amount	Call option written	Call option bought
Citibank S.A.	$	50,000	4.49	3.11	September 2023
JP Morgan S.A.	$	50,000	5.20	3.13	April 2027
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
Citibank S.A.	BRL	155,500	11.08%	$	50,000	6.91%	June 30/ December 31	September 2023
JP Morgan S.A.	BRL	156,250	11.18%	$	50,000	6.91%	March 31/ September 30	April 2027
The following table presents information related to the terms of the agreements:

Nominal Amount		Strike price
Currency	Amount	Call option written	Call option bought
$	30,000	8.20	5.62
The following table presents information related to the terms of the agreements:

Payable			Receivable			Interest payment dates
Currency	Amount	Interest rate (i)	Currency	Amount	Interest rate
BRL	168,690	CDI plus 2.42%	$	30,000	5.46%	April 30/ October 31

(i) “CDI” Certificados de Depósitos Interbancários
The following tables present information related to the terms of the agreements:

Nominal Amount		Strike price
Currency	Amount	Call option written	Call option bought
$	50,000	8.20	5.62

Payable			Receivable			Interest payment dates
Currency	Amount	Interest rate (i)	Currency	Amount	Interest rate
BRL	281,150	CDI plus 2.47%	$	50,000	5.46%	April 30/ October 31

(i) “CDI” Certificados de Depósitos Interbancários

Schedule of cash flow hedges included in accumulated other comprehensive income (loss)
The following table present the pretax amounts affecting income and other comprehensive income for the fiscal years ended December 31, 2021, 2020 and 2019 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative			(Gain) Loss Reclassified from Accumulated OCI into income (loss)(i)
	2021	2020	2019	2021	2020	2019
Forward contracts	$1,366	$904	$(10)	$507	$(1,895)	$(711)
Cross-currency interest rate swaps	23,802	55,124	(8,506)	(8,564)	(37,376)	2,056
Call Spread (ii)	(2,593)	6,758	4,377	1,915	(18,153)	(3,561)
Coupon-only swap (ii)	1,093	8,604	(1,889)	(797)	(421)	1,860
Total	$23,668	$71,390	$(6,028)	$(6,939)	$(57,845)	$(356)

(i)The results recognized in income related to forward contracts were recorded as an adjustment to food and paper.
(ii)Agreements unwound in May 2021.

The net gain (loss) recognized in income, related to cross-currency interest rate swaps is presented as follows:

Adjustment to:	2021	2020	2019
Foreign currency exchange results	$12,392	$40,353	$6,346
Net interest expense	(3,828)	(2,977)	(8,402)
Total	$8,564	$37,376	$(2,056)

The results recognized in income related to call spread agreements and coupon-only swap agreements were recorded as an adjustment to foreign currency exchange and interest expense, respectively.